Prepayments and other current assets (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Prepayments And Other Current Assets
Schedule of prepayments and other current assets

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Advances to vendors (a)	304,572	619,964	87,086
Loans to third-parties (b)	448,990	4,969,486	698,060
Rental deposits (c)	794,329	1,225,218	172,105
Advance to employees (d)	539,770	317,846	44,648
Others (e)	366,475	141,759	19,912
Prepayments and other current assets	2,454,136	7,274,273	1,021,811

(a)	Advances to vendors primarily included prepayment for service fee attributable to DAKA merchant membership service providers in 2024 and prepayment for office rental and office renovation in 2025, which will be expensed in cost of revenues when the associated revenue is recognized.
(b)	Loans to third parties represents the balance lent to various third parties for their working capital needs which are interest-free. As of the date of this report, RMB 448,990 (US$ 63,069) of the outstanding loans to third parties has been settled.
(c)	Rental deposit primarily comprises three months’ rent for the new office leased by the Group in October 2023, recognized as a security deposit in accordance with the terms of the lease agreement. For the six months ended September 30 2025, the deposit increased by RMB 430,889 (US$ 60,527), mainly due to the lease of additional office space.
(d)	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.
(e)	Others primarily included the prepayment of rent related to leases expiring within 12 months.

	As of March 31,
	2024	2025
	RMB	RMB	US$
Advances to vendors (a)	6,941,758	304,572	42,783
Loans to third-parties (b)	1,046,500	448,990	63,069
Rental deposits (c)	629,340	794,329	111,579
Advance to employees (d)	455,351	539,770	75,821
Others (e)	258,942	366,475	51,478
Prepayments and other current assets	9,331,891	2,454,136	344,730

(a)	Advances to vendors primarily included prepayment for service fee attributable to DAKA merchant membership service providers in 2024 and prepayment for office rental in 2025, which will be expensed in cost of revenues when the associated revenue is recognized.
(b)	Loans to third parties represents the balance lend to various third parties for their working capital needs with interest-free. There was no collection related to these loans to third parties by the Company subsequently as of the date of this report.
(c)	Rental deposit primarily comprises three months’ rent for the new office leased by the Group in October 2023, recognized as a security deposit in accordance with the terms of the lease agreement.
(d)	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.
(e)	Others primarily included the prepayment of rent related to leases expiring within 12 months.